Fair value gain on embedded derivatives - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Embedded derivatives [Abstract]
Embedded derivatives	$ 3,604,000		$ 5,153,000
Gains on change in fair value of derivatives	$ 1,549,000	$ 14,145,000
Share price (in dollars per share)	$ 3.88		$ 4.27
Conversion price (in dollars per share)	$ 8.00